INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense

	For the years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(12,095)	(15,467)	(19,608)	(3,077)
PRC	(32,643)	(57,650)	5,450	855

	(44,738)	(73,117)	(14,158)	(2,222)

Schedule of income tax expense

	For the years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Current	7,967	6	103	16
Deferred	—	—	—	—

	7,967	6	103	16

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (benefit) expense

	For the years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(44,738)	(73,117)	(14,158)	(2,222)

Income tax computed at PRC statutory tax rate of 25%	(11,184)	(18,279)	(3,540)	(555)
Preferential tax rates	(2,737)	1,100	(2,252)	(353)
International rate differences	7,636	338	5,856	919
Additional 75% tax deduction for qualified research and development expenses	(9,697)	(1,207)	(60)	(9)
Non-deductible expenses	3,629	1,365	30	5
Effect of changes in tax rates on deferred taxes	1,765	—	(81,413)	(12,775)
Changes in the valuation allowance	10,996	9,751	17,639	2,768
Realization gain from intercompany transaction	7,435	—	—	—
Expiration of tax loss carry forward	77	6,932	72,085	11,312
other adjustment	47	6	(8,242)	(1,293)
Income tax expense	7,967	6	103	16

Schedule of the components of deferred tax assets and liabilities

	For the years ended December 31,
	2020	2021
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	12,257	39,541	6,205
- Deferred revenue	2,832	4,499	706
- Accruals	2,489	3,410	535
- Tax losses	197,885	162,420	25,487
- Property and equipment	6,488	28,514	4,474
- Intangible assets	2,611	3,817	599
- Long-term investment impairment	960	960	151
- Unrealized profit	71,868	71,868	11,278
Less: valuation allowance	(297,390)	(315,029)	(49,435)

Total Deferred tax assets	—	—	—

Schedule of roll-forward of accrued unrecognized tax expense

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Beginning balance	(8,273)	(8,273)	(8,273)
Increase based on tax positions related to the current year	—	—	—
Ending balance	(8,273)	(8,273)	(8,273)